Goodwill	6 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 9 – Goodwill

Changes in the carrying amount of goodwill were as follows:

	2023	2024	2024
	SGD	SGD	USD
Beginning of year	-	2,213,460	1,633,309
Acquisition (Note 10)	2,213,460	-	-
End of year	2,213,460	2,213,460	1,633,309

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At June 30, 2024, the Company’s reporting unit had positive equity and the Company elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. In the qualitative assessment, the Company considers factors such as macroeconomic conditions, industry and market conditions, overall financial performance related to the operation, consider plans and strategies of the reporting unit. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value, resulting in no impairment being recorded.